DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.0%
Australia — 0.0%
MMG Ltd. *
(Cost $16,109)
32,944 9,616
Brazil — 3.1%
Ambev SA
42,185 87,556
B3 SA — Brasil Bolsa Balcao
47,338 83,618
Banco Bradesco SA
14,990 26,377
Banco BTG Pactual S.A
10,683 57,301
Banco do Brasil SA
15,802 73,298
BB Seguridade Participacoes SA
6,617 42,527
BRF SA
3,755 11,435
Caixa Seguridade Participacoes
S/A
5,437 14,037
CCR SA
8,375 16,643
Centrais Eletricas Brasileiras SA
10,670 69,265
Cia de Saneamento Basico do
Estado de Sao Paulo
4,362 70,368
CPFL Energia SA
2,098 12,500
Embraer SA *
6,061 71,773
Energisa SA
2,330 15,062
Engie Brasil Energia SA
1,711 10,802
Equatorial Energia SA
10,689 54,574
Equatorial Energia SA *
36 179
JBS SA
6,642 34,961
Klabin SA
7,977 26,786
Localiza Rent a Car SA
8,256 39,403
Natura & Co. Holding SA
8,243 18,103
NU Holdings Ltd., Class A *
28,453 305,870
Petroleo Brasileiro SA
32,857 217,925
PRIO SA *
7,365 47,748
Raia Drogasil SA
11,717 34,588
Rede D'Or Sao Luiz SA, 144A
6,670 30,803
Rumo SA
11,885 34,175
Suzano SA
6,160 58,915
Telefonica Brasil SA
3,269 26,840
TIM SA
7,957 21,853
TOTVS SA
4,399 26,121
Ultrapar Participacoes SA
6,935 19,588
Vale SA
32,080 300,495
Vibra Energia SA
8,671 25,066
WEG SA
15,314 125,942
XP, Inc., Class A
3,127 44,247
(Cost $1,800,812)
2,156,744
Chile — 0.4%
Banco de Chile
424,981 55,031
Banco de Credito e Inversiones
SA
664 22,412
Banco Santander Chile
621,135 33,641
Cencosud SA
10,175 26,818
Empresas CMPC SA
9,695 16,412
Number
of Shares Value $
Empresas Copec SA
3,581 25,256
Enel Americas SA
183,232 16,636
Enel Chile SA
266,521 17,617
Falabella SA
5,055 19,801
Latam Airlines Group SA
1,897,073 30,435
(Cost $251,133)
264,059
China — 27.5%
360 Security Technology, Inc.,
Class A
2,016 3,067
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,600 3,310
AAC Technologies Holdings, Inc.
6,995 40,295
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
417 11,676
AECC Aviation Power Co. Ltd.,
Class A
1,200 5,777
Agricultural Bank of China Ltd.,
Class A
45,200 31,785
Agricultural Bank of China Ltd.,
Class H
249,417 148,488
Aier Eye Hospital Group Co. Ltd.,
Class A
4,684 8,925
Air China Ltd., Class A *
1,800 1,786
Akeso, Inc., 144A *
5,628 52,792
Alibaba Group Holding Ltd.
132,928 2,179,274
Alibaba Group Holding Ltd., ADR
1,400 185,514
Aluminum Corp. of China Ltd.,
Class A
7,412 7,264
Aluminum Corp. of China Ltd.,
Class H
33,234 19,358
Anhui Conch Cement Co. Ltd.,
Class A
1,500 4,783
Anhui Conch Cement Co. Ltd.,
Class H
11,237 30,704
Anhui Gujing Distillery Co. Ltd.,
Class A
272 6,258
Anhui Gujing Distillery Co. Ltd.,
Class B
1,145 17,083
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
1,300 6,023
Anhui Yingjia Distillery Co. Ltd.,
Class A
492 3,804
Anker Innovations Technology
Co. Ltd., Class A
200 3,059
ANTA Sports Products Ltd.
11,560 129,765
Autohome, Inc., ADR
514 14,772
Avary Holding Shenzhen Co.
Ltd., Class A
730 4,007
AviChina Industry & Technology
Co. Ltd., Class H
27,182 13,491
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
5,000 5,408
Baidu, Inc., Class A *
19,700 211,513
Bank of Beijing Co. Ltd., Class A
12,500 10,007

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Bank of Changsha Co. Ltd.,
Class A
4,992 5,864
Bank of Chengdu Co. Ltd., Class
A
2,451 5,392
Bank of China Ltd., Class A
16,000 11,843
Bank of China Ltd., Class H
641,328 363,667
Bank of Communications Co.
Ltd., Class A
20,100 19,865
Bank of Communications Co.
Ltd., Class H
78,937 66,990
Bank of Hangzhou Co. Ltd.,
Class A
3,760 7,427
Bank of Jiangsu Co. Ltd., Class A
10,754 13,459
Bank of Nanjing Co. Ltd., Class A
5,700 7,891
Bank of Ningbo Co. Ltd., Class A
2,370 7,888
Bank of Shanghai Co. Ltd., Class
A
8,140 10,444
Baoshan Iron & Steel Co. Ltd.,
Class A
13,100 12,714
Beijing Kingsoft Office Software,
Inc., Class A
252 11,959
Beijing New Building Materials
PLC, Class A
1,470 5,805
Beijing Tiantan Biological
Products Corp. Ltd., Class A
44 120
Beijing Tong Ren Tang Co. Ltd.,
Class A
900 4,454
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
609 5,600
Beijing Yanjing Brewery Co. Ltd.,
Class A
3,600 5,803
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
29,962 22,466
Bilibili, Inc., Class Z *
2,114 42,486
BOC International China Co.
Ltd., Class A
2,100 3,051
BOE Technology Group Co. Ltd.,
Class A
19,700 11,639
BYD Co. Ltd., Class A
900 44,637
BYD Co. Ltd., Class H
9,405 449,386
BYD Electronic International
Co. Ltd.
6,762 43,561
Caitong Securities Co. Ltd.,
Class A
3,204 3,478
Cambricon Technologies Corp.
Ltd., Class A *
226 22,783
CCOOP Group Co. Ltd., Class
A *
13,900 5,792
CGN Power Co. Ltd., Class A
5,565 2,761
CGN Power Co. Ltd., Class H,
144A
102,768 31,979
Changchun High-Tech Industry
Group Co. Ltd., Class A
360 4,687
Changjiang Securities Co. Ltd.,
Class A
1,400 1,234
Number
of Shares Value $
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
328 5,801
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,664 8,873
China CITIC Bank Corp. Ltd.,
Class H
78,880 58,016
China Coal Energy Co. Ltd.,
Class H
17,401 17,967
China Communications Services
Corp. Ltd., Class H
24,943 15,299
China Construction Bank Corp.,
Class A
7,400 8,632
China Construction Bank Corp.,
Class H
854,092 723,728
China CSSC Holdings Ltd.,
Class A
2,412 10,203
China Eastern Airlines Corp.
Ltd., Class A *
11,535 6,056
China Energy Engineering Corp.
Ltd., Class A
23,840 7,516
China Everbright Bank Co. Ltd.,
Class A
24,100 12,421
China Everbright Bank Co. Ltd.,
Class H
32,823 13,252
China Feihe Ltd., 144A
30,875 22,311
China Galaxy Securities Co. Ltd.,
Class A
3,700 8,450
China Galaxy Securities Co. Ltd.,
Class H
32,621 32,927
China Greatwall Technology
Group Co. Ltd., Class A *
700 1,554
China Hongqiao Group Ltd.
24,311 38,762
China International Capital Corp.
Ltd., Class A
1,549 7,489
China International Capital Corp.
Ltd., Class H, 144A
13,893 26,296
China Jushi Co. Ltd., Class A
3,804 5,934
China Life Insurance Co. Ltd.,
Class A
1,900 10,134
China Life Insurance Co. Ltd.,
Class H
65,182 125,217
China Literature Ltd., 144A *
3,654 11,840
China Longyuan Power Group
Corp. Ltd., Class H
28,667 22,043
China Mengniu Dairy Co. Ltd.
28,731 65,537
China Merchants Bank Co. Ltd.,
Class A
11,163 64,344
China Merchants Bank Co. Ltd.,
Class H
35,014 204,851
China Merchants Energy
Shipping Co. Ltd., Class A
4,324 3,734
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
4,300 8,128
China Merchants Securities Co.
Ltd., Class A
3,900 9,676

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
3,800 5,115
China Minsheng Banking Corp.
Ltd., Class A
20,200 11,408
China Minsheng Banking Corp.
Ltd., Class H
60,453 28,761
China National Building Material
Co. Ltd., Class H
45,181 22,541
China National Chemical
Engineering Co. Ltd., Class A
4,000 3,915
China National Nuclear Power
Co. Ltd., Class A
12,300 16,152
China National Software &
Service Co. Ltd., Class A *
10 64
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,400 4,293
China Oilfield Services Ltd.,
Class H
17,202 14,267
China Pacific Insurance Group
Co. Ltd., Class A
4,100 17,349
China Pacific Insurance Group
Co. Ltd., Class H
22,698 67,128
China Petroleum & Chemical
Corp., Class A
11,300 8,953
China Petroleum & Chemical
Corp., Class H
217,445 115,474
China Railway Group Ltd., Class
A
12,300 9,965
China Railway Group Ltd., Class
H
31,966 15,742
China Railway Signal &
Communication Corp. Ltd.,
Class A
1,147 909
China Rare Earth Resources And
Technology Co. Ltd., Class A
1,300 5,221
China Resources
Microelectronics Ltd., Class A
893 5,753
China Resources Mixc Lifestyle
Services Ltd., 144A
5,993 24,890
China Resources Pharmaceutical
Group Ltd., 144A
18,916 12,891
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
330 1,854
China Shenhua Energy Co. Ltd.,
Class A
3,457 16,799
China Shenhua Energy Co. Ltd.,
Class H
30,543 116,445
China Southern Airlines Co. Ltd.,
Class A *
300 241
China State Construction
Engineering Corp. Ltd., Class
A
23,400 17,578
China Three Gorges Renewables
Group Co. Ltd., Class A
14,675 8,449
China Tourism Group Duty Free
Corp. Ltd., Class A
1,200 10,062
Number
of Shares Value $
China Tower Corp. Ltd., Class
H, 144A
40,944 58,123
China United Network
Communications Ltd., Class A
19,211 16,459
China Vanke Co. Ltd., Class A *
7,800 8,286
China Vanke Co. Ltd., Class H *
19,720 16,735
China Yangtze Power Co. Ltd.,
Class A
13,100 49,166
China Zheshang Bank Co. Ltd.,
Class A
5,070 1,988
Chongqing Brewery Co. Ltd.,
Class A
500 3,850
Chongqing Changan Automobile
Co. Ltd., Class A
4,862 8,611
Chongqing Rural Commercial
Bank Co. Ltd., Class A
2,544 1,974
Chongqing Zhifei Biological
Products Co. Ltd., Class A
1,435 4,937
CITIC Ltd.
35,419 40,533
CITIC Securities Co. Ltd., Class A
6,410 24,014
CITIC Securities Co. Ltd., Class
H
14,165 40,617
CMOC Group Ltd., Class A
10,500 9,557
CMOC Group Ltd., Class H
33,551 22,476
CNGR Advanced Material Co.
Ltd., Class A
840 4,311
CNPC Capital Co. Ltd., Class A
7,300 6,324
Contemporary Amperex
Technology Co. Ltd., Class A
2,405 87,131
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,100 3,218
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H
10,949 9,137
COSCO SHIPPING Holdings Co.
Ltd., Class A
4,430 8,271
COSCO SHIPPING Holdings Co.
Ltd., Class H
28,124 41,298
Country Garden Holdings Co.
Ltd. *
174,110 11,194
CRRC Corp. Ltd., Class A
12,900 13,227
CRRC Corp. Ltd., Class H
39,308 26,081
CSC Financial Co. Ltd., Class A
2,433 8,181
CSPC Pharmaceutical Group
Ltd.
74,061 44,853
Daqin Railway Co. Ltd., Class A
14,600 13,409
Dong-E-E-Jiao Co. Ltd., Class A
200 1,547
Dongfang Electric Corp. Ltd.,
Class A
2,280 4,566
Dongxing Securities Co. Ltd.,
Class A
600 975
East Money Information Co. Ltd.,
Class A
7,768 24,736
Eastroc Beverage Group Co.
Ltd., Class A
63 1,911

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Ecovacs Robotics Co. Ltd., Class
A
500 3,996
Empyrean Technology Co. Ltd.,
Class A
400 5,875
ENN Energy Holdings Ltd.
7,344 48,821
ENN Natural Gas Co. Ltd., Class
A
100 278
Eoptolink Technology, Inc. Ltd.,
Class A
400 5,266
Eve Energy Co. Ltd., Class A
1,428 9,165
Everbright Securities Co. Ltd.,
Class A
2,200 5,299
FAW Jiefang Group Co. Ltd.,
Class A
4,576 4,999
Flat Glass Group Co. Ltd., Class
A
700 2,085
Focus Media Information
Technology Co. Ltd., Class A
8,420 7,329
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
2,651 14,939
Fosun International Ltd.
20,744 11,736
Founder Securities Co. Ltd.,
Class A
1,900 2,058
Foxconn Industrial Internet Co.
Ltd., Class A
7,719 22,421
Fuyao Glass Industry Group Co.
Ltd., Class A
600 4,627
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
5,866 39,901
Ganfeng Lithium Group Co. Ltd.,
Class A
480 2,394
GD Power Development Co.
Ltd., Class A
7,854 4,554
Genscript Biotech Corp. *
10,969 17,941
GF Securities Co. Ltd., Class A
3,800 7,990
Giant Biogene Holding Co. Ltd.,
144A
2,705 21,773
GigaDevice Semiconductor, Inc.,
Class A *
133 2,403
GoerTek, Inc., Class A
2,100 8,178
Goldwind Science & Technology
Co. Ltd., Class A
1,138 1,412
Goneo Group Co. Ltd., Class A
498 5,118
Gotion High-tech Co. Ltd., Class
A
1,200 3,831
Great Wall Motor Co. Ltd., Class
A
1,576 5,379
Great Wall Motor Co. Ltd., Class
H
20,421 33,820
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,900 10,639
Guangdong Haid Group Co. Ltd.,
Class A
901 6,291
Guanghui Energy Co. Ltd., Class
A
3,641 3,054
Guangzhou Automobile Group
Co. Ltd., Class A
2,900 3,474
Number
of Shares Value $
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
600 2,187
Guangzhou Haige
Communications Group, Inc.
Co., Class A
3,500 5,383
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,940 5,553
Guolian Minsheng Securities Co.
Ltd., Class A
1,900 2,940
Guosen Securities Co. Ltd.,
Class A
500 716
Guotai Junan Securities Co. Ltd.,
Class A
3,900 9,265
Guotai Junan Securities Co. Ltd.,
Class H, 144A
3,858 5,893
Guoyuan Securities Co. Ltd.,
Class A
30 33
H World Group Ltd., ADR
1,830 65,679
Haidilao International Holding
Ltd., 144A
14,760 31,543
Haier Smart Home Co. Ltd.,
Class A
2,100 7,556
Haier Smart Home Co. Ltd.,
Class H
22,447 71,436
Hainan Airlines Holding Co. Ltd.,
Class A *
39,364 8,310
Haitian International Holdings
Ltd.
6,481 17,292
Haitong Securities Co. Ltd.,
Class A (a)
6,600 9,418
Haitong Securities Co. Ltd.,
Class H (a)
25,120 20,834
Hangzhou First Applied Material
Co. Ltd., Class A
1,600 3,259
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
1,300 4,546
Hangzhou Tigermed Consulting
Co. Ltd., Class A
174 1,352
Hansoh Pharmaceutical Group
Co. Ltd., 144A
11,232 26,025
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
621 1,533
Henan Shuanghui Investment &
Development Co. Ltd., Class A
2,008 7,399
Hengan International Group Co.
Ltd.
5,791 16,196
Hengli Petrochemical Co. Ltd.,
Class A
3,502 7,517
Hengtong Optic-electric Co. Ltd.,
Class A
1,900 4,053
Hisense Home Appliances Group
Co. Ltd., Class H
4,110 13,899
Hithink RoyalFlush Information
Network Co. Ltd., Class A
195 8,050
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,696

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Hua Hong Semiconductor Ltd.,
144A
6,048 26,674
Huadian Power International
Corp. Ltd., Class A
6,600 5,057
Huadong Medicine Co. Ltd.,
Class A
1,300 6,171
Huafon Chemical Co. Ltd., Class
A
2,500 2,831
Huaibei Mining Holdings Co.
Ltd., Class A
2,156 3,996
Hualan Biological Engineering,
Inc., Class A
2,141 4,634
Huaneng Lancang River
Hydropower, Inc., Class A
400 473
Huaneng Power International,
Inc., Class A
6,000 5,527
Huaneng Power International,
Inc., Class H
36,716 20,537
Huaqin Technology Co. Ltd.,
Class A
500 6,049
Huatai Securities Co. Ltd., Class
A
3,600 8,626
Huatai Securities Co. Ltd., Class
H, 144A
10,956 18,398
Huaxia Bank Co. Ltd., Class A
9,700 9,600
Huayu Automotive Systems Co.
Ltd., Class A
1,600 3,992
Huizhou Desay Sv Automotive
Co. Ltd., Class A
400 6,782
Humanwell Healthcare Group
Co. Ltd., Class A
1,500 4,090
Hunan Valin Steel Co. Ltd.,
Class A
4,600 3,083
Hundsun Technologies, Inc.,
Class A
389 1,629
Hygon Information Technology
Co. Ltd., Class A
1,161 25,463
IEIT Systems Co. Ltd., Class A
921 7,475
Iflytek Co. Ltd., Class A
1,250 8,876
Imeik Technology Development
Co. Ltd., Class A
232 5,402
Industrial & Commercial Bank of
China Ltd., Class A
31,700 29,852
Industrial & Commercial Bank of
China Ltd., Class H
622,267 440,073
Industrial Bank Co. Ltd., Class A
10,159 28,896
Industrial Securities Co. Ltd.,
Class A
6,700 5,492
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
32,500 8,064
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
8 19
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,800 2,199
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
3,700 14,343
Number
of Shares Value $
Inner Mongolia Yitai Coal Co.
Ltd., Class B
11,700 22,523
Innovent Biologics, Inc., 144A *
10,590 55,081
Isoftstone Information
Technology Group Co. Ltd.,
Class A
330 2,900
J&T Global Express Ltd. *
20,520 16,939
JA Solar Technology Co. Ltd.,
Class A
2,276 3,972
JCET Group Co. Ltd., Class A
1,300 6,645
JD Health International, Inc.,
144A *
11,261 48,942
JD Logistics, Inc., 144A *
17,408 31,158
JD.com, Inc., Class A
21,649 447,063
Jiangsu Eastern Shenghong Co.
Ltd., Class A
1,992 2,523
Jiangsu Expressway Co. Ltd.,
Class H
13,103 14,911
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
804 8,751
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,678 23,172
Jiangsu Hoperun Software Co.
Ltd., Class A *
800 6,074
Jiangsu King's Luck Brewery JSC
Ltd., Class A
778 5,653
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
3,656 5,252
Jiangsu Yanghe Distillery Co.
Ltd., Class A
800 8,483
Jiangsu Yoke Technology Co.
Ltd., Class A
500 4,286
Jiangsu Zhongtian Technology
Co. Ltd., Class A
2,496 4,722
Jiangxi Copper Co. Ltd., Class A
1,400 3,976
Jiangxi Copper Co. Ltd., Class H
10,976 17,246
Jinko Solar Co. Ltd., Class A
5,688 5,380
Kanzhun Ltd., ADR *
2,409 38,544
KE Holdings, Inc., ADR
6,171 137,428
Kingdee International Software
Group Co. Ltd. *
25,700 42,101
Kingsoft Corp. Ltd.
8,288 42,788
Kuaishou Technology, 144A *
23,686 154,109
Kuang-Chi Technologies Co.
Ltd., Class A
1,600 8,975
Kunlun Tech Co. Ltd., Class A
200 1,015
Kweichow Moutai Co. Ltd.,
Class A
675 138,863
LB Group Co. Ltd., Class A
1,916 4,625
Lenovo Group Ltd.
71,141 105,929
Lens Technology Co. Ltd., Class
A
3,076 11,304
Li Auto, Inc., Class A *
10,776 162,810
Li Ning Co. Ltd.
21,698 47,653
Lingyi iTech Guangdong Co.,
Class A
2,590 3,451

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Longfor Group Holdings Ltd.,
144A
15,906 21,802
LONGi Green Energy Technology
Co. Ltd., Class A
3,254 7,453
Luxshare Precision Industry Co.
Ltd., Class A
3,470 20,525
Luzhou Laojiao Co. Ltd., Class A
800 13,868
Mango Excellent Media Co. Ltd.,
Class A
1,803 6,302
Maxscend Microelectronics Co.
Ltd., Class A
448 5,121
Meituan, Class B, 144A *
44,065 917,897
Metallurgical Corp. of China
Ltd., Class A
16,000 6,843
Midea Group Co. Ltd. *
2,466 23,496
Midea Group Co. Ltd., Class A
2,000 20,027
MINISO Group Holding Ltd.
3,535 18,000
Montage Technology Co. Ltd.,
Class A
489 5,210
Muyuan Foods Co. Ltd., Class A
1,964 9,770
NARI Technology Co. Ltd., Class
A
4,385 14,095
National Silicon Industry Group
Co. Ltd., Class A (a)
907 2,556
NAURA Technology Group Co.
Ltd., Class A
245 15,021
NetEase, Inc.
17,259 343,536
New China Life Insurance Co.
Ltd., Class A
1,100 7,251
New China Life Insurance Co.
Ltd., Class H
9,055 30,563
New Hope Liuhe Co. Ltd., Class
A *
2,400 3,145
New Oriental Education &
Technology Group, Inc.
12,661 59,340
Nexchip Semiconductor Corp.,
Class A *
1,745 5,679
Ninestar Corp., Class A *
1,200 4,311
Ningbo Deye Technology Co.
Ltd., Class A
504 6,394
Ningbo Orient Wires & Cables
Co. Ltd., Class A
600 3,915
Ningbo Tuopu Group Co. Ltd.,
Class A
1,078 9,333
Ningxia Baofeng Energy Group
Co. Ltd., Class A
3,956 8,975
NIO, Inc., Class A *
13,442 60,927
Nongfu Spring Co. Ltd., Class
H, 144A
17,447 77,846
OFILM Group Co. Ltd., Class A *
3,200 6,009
Oppein Home Group, Inc., Class
A
460 4,165
Orient Securities Co. Ltd., Class
A
3,238 4,314
Pangang Group Vanadium
Titanium & Resources Co.
Ltd., Class A *
6,600 2,578
Number
of Shares Value $
People's Insurance Co. Group of
China Ltd., Class A
6,700 6,062
People's Insurance Co. Group of
China Ltd., Class H
83,599 41,170
PetroChina Co. Ltd., Class A
8,032 8,654
PetroChina Co. Ltd., Class H
193,313 143,921
Pharmaron Beijing Co. Ltd.,
Class A
1,575 5,708
PICC Property & Casualty Co.
Ltd., Class H
61,357 100,354
Ping An Bank Co. Ltd., Class A
11,100 17,543
Ping An Insurance Group Co. of
China Ltd., Class A
6,300 43,507
Ping An Insurance Group Co. of
China Ltd., Class H
59,058 348,939
Piotech, Inc., Class A
94 2,294
Poly Developments and
Holdings Group Co. Ltd.,
Class A
7,500 8,944
Pop Mart International Group
Ltd., 144A
4,664 62,490
Postal Savings Bank of China
Co. Ltd., Class A
17,256 12,584
Postal Savings Bank of China
Co. Ltd., Class H, 144A
77,291 48,996
Power Construction Corp. of
China Ltd., Class A
7,801 5,347
Qifu Technology, Inc., ADR
1,062 42,565
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,100 4,750
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
800 6,799
Rongsheng Petrochemical Co.
Ltd., Class A
6,975 8,423
SAIC Motor Corp. Ltd., Class A
4,700 10,598
Sailun Group Co. Ltd., Class A
2,700 5,822
Sanan Optoelectronics Co. Ltd.,
Class A
3,400 5,709
Sany Heavy Industry Co. Ltd.,
Class A
5,900 14,719
Satellite Chemical Co. Ltd.,
Class A
2,190 6,373
SDIC Capital Co. Ltd., Class A
1,400 1,363
SDIC Power Holdings Co. Ltd.,
Class A
4,300 8,399
Seres Group Co. Ltd., Class A
862 14,358
SF Holding Co. Ltd., Class A
2,779 15,893
SG Micro Corp., Class A
197 2,387
Shaanxi Coal Industry Co. Ltd.,
Class A
4,400 11,429
Shandong Gold Mining Co. Ltd.,
Class A
1,736 5,552
Shandong Gold Mining Co. Ltd.,
Class H, 144A
8,561 15,896
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,296 3,651

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Shandong Linglong Tyre Co.
Ltd., Class A
1,400 3,351
Shandong Nanshan Aluminum
Co. Ltd., Class A
6,800 3,467
Shandong Sun Paper Industry
JSC Ltd., Class A
64 125
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
22,920 14,942
Shanghai Baosight Software Co.
Ltd., Class A
1,004 4,499
Shanghai Baosight Software Co.
Ltd., Class B
7,090 12,613
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
32 834
Shanghai Electric Group Co.
Ltd., Class A *
6,300 7,047
Shanghai International Airport
Co. Ltd., Class A
900 4,008
Shanghai M&G Stationery, Inc.,
Class A
275 1,041
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
2,100 5,527
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
6,762 10,243
Shanghai Pudong Development
Bank Co. Ltd., Class A
13,900 19,378
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
942 2,213
Shanghai RAAS Blood Products
Co. Ltd., Class A
5,600 5,189
Shanghai Rural Commercial
Bank Co. Ltd., Class A
7,488 8,191
Shanghai United Imaging
Healthcare Co. Ltd., Class A
494 9,138
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
1,700 6,028
Shanjin International Gold Co.
Ltd., Class A
1,992 4,402
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,740 1,651
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
2,300 3,799
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
580 16,193
Shengyi Technology Co. Ltd.,
Class A
2,035 8,025
Shennan Circuits Co. Ltd., Class
A
350 6,280
Shenwan Hongyuan Group Co.
Ltd., Class A
14,400 10,067
Shenzhen Energy Group Co.
Ltd., Class A
5,060 4,321
Shenzhen Inovance Technology
Co. Ltd., Class A
383 3,788
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
709 24,580
Number
of Shares Value $
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
314 2,669
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
200 815
Shenzhen Transsion Holdings
Co. Ltd., Class A
441 5,603
Shenzhou International Group
Holdings Ltd.
7,299 53,309
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
1,700 3,239
Sichuan Changhong Electric Co.
Ltd., Class A
3,600 5,561
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 3,899
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
400 1,618
Sichuan Road & Bridge Group
Co. Ltd., Class A
5,708 5,743
Sieyuan Electric Co. Ltd., Class A
232 2,322
Silergy Corp.
3,005 41,440
Sinopharm Group Co. Ltd.,
Class H
12,323 31,025
Sinotruk Hong Kong Ltd.
7,049 18,717
Smoore International Holdings
Ltd., 144A
15,447 22,961
SooChow Securities Co. Ltd.,
Class A
1,352 1,481
Sungrow Power Supply Co. Ltd.,
Class A
1,153 11,206
Sunny Optical Technology Group
Co. Ltd.
6,384 71,129
Sunwoda Electronic Co. Ltd.,
Class A
1,800 5,996
SUPCON Technology Co. Ltd.,
Class A
582 4,333
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
898 3,946
Suzhou Maxwell Technologies
Co. Ltd., Class A
256 3,505
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
500 6,064
TAL Education Group, ADR *
3,622 46,796
TBEA Co. Ltd., Class A
2,130 3,524
TCL Technology Group Corp.,
Class A
11,716 7,420
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A
3,361 4,142
Tencent Holdings Ltd.
57,533 3,540,583
Tencent Music Entertainment
Group, ADR
6,630 80,820
Tianqi Lithium Corp., Class A
1,200 5,333

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Tianshan Aluminum Group Co.
Ltd., Class A
774 892
Tingyi Cayman Islands Holding
Corp.
18,086 26,325
Tongcheng Travel Holdings Ltd.
10,734 23,988
TongFu Microelectronics Co.
Ltd., Class A
340 1,329
Tongkun Group Co. Ltd., Class A
2,000 3,490
Tongling Nonferrous Metals
Group Co. Ltd., Class A
2,600 1,144
Tongwei Co. Ltd., Class A
3,400 9,829
TravelSky Technology Ltd., Class
H
8,957 12,416
Trina Solar Co. Ltd., Class A
1,708 4,062
Tsingtao Brewery Co. Ltd., Class
A
500 4,776
Tsingtao Brewery Co. Ltd., Class
H
5,473 36,630
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
773 6,532
Unisplendour Corp. Ltd., Class A
2,154 8,728
Vipshop Holdings Ltd., ADR
2,911 45,761
Wanhua Chemical Group Co.
Ltd., Class A
1,826 17,223
Weichai Power Co. Ltd., Class A
3,300 7,097
Weichai Power Co. Ltd., Class H
16,945 33,293
Weihai Guangwei Composites
Co. Ltd., Class A
800 3,514
Wens Foodstuff Group Co. Ltd.,
Class A
3,606 8,047
Western Securities Co. Ltd.,
Class A
900 1,008
Western Superconducting
Technologies Co. Ltd., Class A
789 4,803
Will Semiconductor Co. Ltd.,
Class A
608 11,818
Wingtech Technology Co. Ltd.,
Class A
1,014 4,816
Wuliangye Yibin Co. Ltd., Class A
2,007 36,199
WUS Printed Circuit Kunshan
Co. Ltd., Class A
632 3,038
WuXi AppTec Co. Ltd., Class A
782 6,553
WuXi AppTec Co. Ltd., Class H,
144A
2,871 21,910
Wuxi Biologics Cayman, Inc.,
144A *
30,974 89,413
XCMG Construction Machinery
Co. Ltd., Class A
7,200 8,695
Xiamen C & D, Inc., Class A
1,600 2,268
Xiamen Tungsten Co. Ltd., Class
A
1,800 4,740
Xiaomi Corp., Class B, 144A *
146,774 978,550
Xinjiang Daqo New Energy Co.
Ltd., Class A
1,567 4,592
Xinyi Solar Holdings Ltd.
36,652 15,505
XPeng, Inc., Class A *
10,846 111,290
Number
of Shares Value $
Yadea Group Holdings Ltd., 144A
11,458 18,770
Yankuang Energy Group Co. Ltd.,
Class A
3,273 5,954
Yankuang Energy Group Co. Ltd.,
Class H
28,574 29,761
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
1,100 5,277
Yealink Network Technology
Corp. Ltd., Class A
1,044 5,638
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,024 3,296
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
900 3,945
Yonghui Superstores Co. Ltd.,
Class A *
3,300 2,411
Yonyou Network Technology Co.
Ltd., Class A *
2,697 5,638
Youngor Fashion Co. Ltd., Class
A
500 565
YTO Express Group Co. Ltd.,
Class A
2,500 4,715
Yum China Holdings, Inc.
3,376 166,808
Yunnan Aluminium Co. Ltd.,
Class A
464 1,024
Yunnan Baiyao Group Co. Ltd.,
Class A
1,300 9,831
Yunnan Energy New Material Co.
Ltd., Class A
760 3,405
Yunnan Yuntianhua Co. Ltd.,
Class A
1,500 4,297
Yutong Bus Co. Ltd., Class A
1,700 6,140
Zangge Mining Co. Ltd., Class A
1,300 5,693
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
300 8,411
Zhaojin Mining Industry Co. Ltd.,
Class H
13,182 22,035
Zhejiang China Commodities
City Group Co. Ltd., Class A
3,500 6,136
Zhejiang Chint Electrics Co. Ltd.,
Class A
100 320
Zhejiang Dahua Technology Co.
Ltd., Class A
1,632 3,678
Zhejiang Expressway Co. Ltd.,
Class H
12,142 9,024
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
1,527 6,907
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
1,100 4,985
Zhejiang Juhua Co. Ltd., Class A
1,740 5,815
Zhejiang Leapmotor Technology
Co. Ltd., 144A *
4,349 19,600
Zhejiang NHU Co. Ltd., Class A
1,483 4,304
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,800 7,481
Zhejiang Supor Co. Ltd., Class A
68 494
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,500 3,946

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
9,300 6,999
Zheshang Securities Co. Ltd.,
Class A
2,100 3,325
Zhongji Innolight Co. Ltd., Class
A
311 4,300
Zhongjin Gold Corp. Ltd., Class A
1,800 2,988
Zhongsheng Group Holdings Ltd.
8,492 13,846
Zhongtai Securities Co. Ltd.,
Class A
4,000 3,460
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
771 4,903
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,300 13,854
Zijin Mining Group Co. Ltd.,
Class A
11,200 23,566
Zijin Mining Group Co. Ltd.,
Class H
51,788 96,823
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
5,076 5,566
ZTE Corp., Class A
1,900 10,069
ZTE Corp., Class H
7,498 28,249
ZTO Express Cayman, Inc.
3,821 73,550
(Cost $14,419,240)
19,423,859
Colombia — 0.1%
Bancolombia SA
2,564 28,209
Interconexion Electrica SA ESP
4,027 20,087
(Cost $42,163)
48,296
Czech Republic — 0.1%
CEZ AS
1,437 60,786
Komercni Banka AS
674 29,068
Moneta Money Bank AS, 144A
1,941 10,915
(Cost $67,914)
100,769
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
18,515 27,672
Eastern Co. SAE
9,146 5,598
Talaat Moustafa Group
8,338 8,889
(Cost $48,652)
42,159
Greece — 0.5%
Alpha Services and Holdings SA
20,785 41,991
Eurobank Ergasias Services and
Holdings SA
23,203 60,246
Hellenic Telecommunications
Organization SA
1,386 21,595
JUMBO SA
999 27,504
Metlen Energy & Metals SA
925 34,064
National Bank of Greece SA
7,749 71,735
OPAP SA
1,796 31,859
Piraeus Financial Holdings SA
9,504 44,691
Public Power Corp. SA
1,755 24,067
(Cost $236,218)
357,752
Number
of Shares Value $
Hong Kong — 1.1%
Alibaba Health Information
Technology Ltd. *
49,880 32,133
Beijing Enterprises Holdings Ltd.
5,803 19,997
Beijing Enterprises Water Group
Ltd.
35,586 10,387
Bosideng International Holdings
Ltd.
36,588 17,830
C&D International Investment
Group Ltd.
7,355 14,602
China Gas Holdings Ltd.
22,504 19,532
China Merchants Port Holdings
Co. Ltd.
12,589 20,590
China Overseas Land &
Investment Ltd.
32,617 60,394
China Power International
Development Ltd.
46,854 18,074
China Resources Beer Holdings
Co. Ltd.
14,923 47,779
China Resources Gas Group Ltd.
7,805 26,294
China Resources Land Ltd.
28,555 95,464
China Resources Power
Holdings Co. Ltd.
17,603 40,652
China Ruyi Holdings Ltd. *
56,205 16,478
China State Construction
International Holdings Ltd.
16,725 25,549
China Taiping Insurance
Holdings Co. Ltd.
13,978 20,562
Chow Tai Fook Jewellery Group
Ltd.
17,428 16,830
Far East Horizon Ltd.
22,971 17,397
GCL Technology Holdings Ltd. *
212,019 33,805
Geely Automobile Holdings Ltd.
53,616 120,923
Guangdong Investment Ltd.
27,032 20,508
Kunlun Energy Co. Ltd.
33,441 33,282
Orient Overseas International
Ltd.
1,179 15,781
Sino Biopharmaceutical Ltd.
89,994 37,261
Want Want China Holdings Ltd.
48,657 29,343
(Cost $818,617)
811,447
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC
3,800 28,174
OTP Bank Nyrt
2,018 123,592
Richter Gedeon Nyrt
1,121 31,110
(Cost $112,605)
182,876
India — 16.8%
ABB India Ltd.
513 28,934
Adani Enterprises Ltd.
1,489 35,666
Adani Ports & Special Economic
Zone Ltd.
5,041 61,607
Adani Power Ltd. *
5,096 27,893
Alkem Laboratories Ltd.
341 18,106
Ambuja Cements Ltd.
5,805 30,845
APL Apollo Tubes Ltd.
1,740 28,613

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Apollo Hospitals Enterprise Ltd.
911 63,013
Ashok Leyland Ltd.
11,890 28,934
Asian Paints Ltd.
3,450 85,941
Astral Ltd.
1,152 17,605
AU Small Finance Bank Ltd.,
144A
3,166 20,468
Aurobindo Pharma Ltd. *
2,322 28,083
Avenue Supermarts Ltd., 144A *
1,437 55,900
Axis Bank Ltd.
20,488 237,779
Bajaj Auto Ltd.
569 51,389
Bajaj Finance Ltd.
2,484 242,153
Bajaj Finserv Ltd.
3,478 74,418
Bajaj Holdings & Investment Ltd.
245 32,407
Balkrishna Industries Ltd.
788 23,555
Bank of Baroda
9,222 20,769
Bharat Electronics Ltd.
32,402 91,185
Bharat Forge Ltd.
1,954 22,699
Bharat Heavy Electricals Ltd.
9,662 19,784
Bharat Petroleum Corp. Ltd.
14,178 38,449
Bharti Airtel Ltd.
22,955 411,913
Bosch Ltd.
72 21,841
Britannia Industries Ltd.
970 50,942
BSE Ltd.
597 31,614
Canara Bank
15,916 14,715
CG Power & Industrial Solutions
Ltd. *
5,621 36,782
Cholamandalam Investment and
Finance Co. Ltd.
3,882 62,143
Cipla Ltd.
4,804 77,272
Coal India Ltd.
15,852 66,911
Colgate-Palmolive India Ltd.
1,177 33,151
Container Corp. Of India Ltd.
1,680 11,975
Cummins India Ltd.
1,230 38,205
Dabur India Ltd.
5,118 28,853
Divi's Laboratories Ltd.
1,058 66,261
Dixon Technologies India Ltd.
312 49,689
DLF Ltd.
6,541 47,508
Dr Reddy's Laboratories Ltd.
5,182 66,119
Eicher Motors Ltd.
1,223 66,718
GAIL India Ltd.
20,532 36,613
GMR Airports Ltd. *
23,095 18,335
Godrej Consumer Products Ltd.
3,800 43,650
Godrej Properties Ltd. *
1,364 30,183
Grasim Industries Ltd.
2,316 61,051
Havells India Ltd.
2,199 35,730
HCL Technologies Ltd.
8,317 149,704
HDFC Asset Management Co.
Ltd., 144A
942 39,060
HDFC Bank Ltd.
50,311 996,058
HDFC Life Insurance Co. Ltd.,
144A
8,855 61,578
Hero MotoCorp Ltd.
1,059 44,550
Hindalco Industries Ltd.
12,011 87,073
Number
of Shares Value $
Hindustan Aeronautics Ltd.
1,724 60,844
Hindustan Petroleum Corp. Ltd.
8,196 27,514
Hindustan Unilever Ltd.
7,252 181,520
Hyundai Motor India Ltd. *
1,385 27,381
ICICI Bank Ltd.
46,620 641,517
ICICI Lombard General Insurance
Co. Ltd., 144A
2,213 42,765
ICICI Prudential Life Insurance
Co. Ltd., 144A
3,178 20,033
IDFC First Bank Ltd. *
32,746 21,851
Indian Hotels Co. Ltd.
7,896 64,618
Indian Oil Corp. Ltd.
24,425 31,679
Indian Railway Catering &
Tourism Corp. Ltd.
2,275 17,444
Indus Towers Ltd. *
10,984 40,589
IndusInd Bank Ltd.
4,945 55,952
Info Edge India Ltd.
600 47,948
Infosys Ltd.
29,623 571,344
InterGlobe Aviation Ltd., 144A *
1,668 85,346
ITC Ltd.
27,402 123,695
Jindal Stainless Ltd.
3,268 21,842
Jindal Steel & Power Ltd.
3,497 34,215
Jio Financial Services Ltd. *
25,160 59,694
JSW Energy Ltd.
3,496 18,542
JSW Steel Ltd.
5,241 56,942
Jubilant Foodworks Ltd.
2,997 21,444
Kalyan Jewellers India Ltd.
3,753 19,826
Kotak Mahindra Bank Ltd.
9,769 212,447
Larsen & Toubro Ltd.
5,988 216,507
LTIMindtree Ltd., 144A
629 33,540
Lupin Ltd.
1,989 43,294
Macrotech Developers Ltd.,
144A
2,789 36,045
Mahindra & Mahindra Ltd.
8,363 247,066
Mankind Pharma Ltd. *
1,122 29,371
Marico Ltd.
4,650 31,916
Maruti Suzuki India Ltd.
1,086 148,259
Max Healthcare Institute Ltd.
7,089 79,239
Mphasis Ltd.
839 21,547
MRF Ltd.
20 24,084
Muthoot Finance Ltd.
1,157 28,200
Nestle India Ltd.
2,943 73,644
NHPC Ltd.
23,267 19,384
NMDC Ltd.
28,461 20,322
NTPC Ltd.
39,007 138,837
Oberoi Realty Ltd.
1,113 18,882
Oil & Natural Gas Corp. Ltd.
28,324 72,911
Oil India Ltd.
4,419 17,307
Oracle Financial Services
Software Ltd.
193 17,124
Page Industries Ltd.
50 23,151
PB Fintech Ltd. *
3,012 50,379
Persistent Systems Ltd.
1,002 60,735

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Petronet LNG Ltd.
5,900 19,102
Phoenix Mills Ltd.
1,814 32,093
PI Industries Ltd.
741 25,523
Pidilite Industries Ltd.
1,427 43,345
Polycab India Ltd.
473 25,478
Power Finance Corp. Ltd.
13,816 57,519
Power Grid Corp. of India Ltd.
41,624 119,325
Prestige Estates Projects Ltd.
1,574 20,265
Punjab National Bank
20,359 20,333
Rail Vikas Nigam Ltd.
4,699 17,850
REC Ltd.
12,072 49,707
Reliance Industries Ltd.
54,000 740,601
Samvardhana Motherson
International Ltd.
29,124 39,470
SBI Cards & Payment Services
Ltd.
2,768 26,534
SBI Life Insurance Co. Ltd., 144A
3,816 62,383
Shree Cement Ltd.
81 25,256
Shriram Finance Ltd.
12,115 85,466
Siemens Ltd.
798 42,165
Solar Industries India Ltd.
262 26,081
Sona Blw Precision Forgings
Ltd., 144A
3,844 21,697
SRF Ltd.
1,136 36,291
State Bank of India
16,119 126,883
Sun Pharmaceutical Industries
Ltd.
8,614 156,842
Sundaram Finance Ltd.
599 31,063
Supreme Industries Ltd.
485 18,451
Suzlon Energy Ltd. *
82,730 46,998
Tata Communications Ltd.
978 15,116
Tata Consultancy Services Ltd.
8,051 320,485
Tata Consumer Products Ltd.
5,200 57,269
Tata Elxsi Ltd.
335 20,716
Tata Motors Ltd.
17,972 127,472
Tata Power Co. Ltd.
14,344 55,603
Tata Steel Ltd.
66,959 104,987
Tech Mahindra Ltd.
4,854 82,534
Thermax Ltd.
395 14,664
Titan Co. Ltd.
3,213 112,992
Torrent Pharmaceuticals Ltd.
1,140 38,408
Torrent Power Ltd.
1,679 24,233
Trent Ltd.
1,573 87,213
Tube Investments of India Ltd.
948 26,674
TVS Motor Co. Ltd.
2,019 51,350
UltraTech Cement Ltd.
1,045 120,957
Union Bank of India Ltd.
14,180 18,166
United Spirits Ltd.
2,725 40,000
UPL Ltd.
4,330 31,321
Varun Beverages Ltd.
11,617 57,890
Vedanta Ltd.
12,390 55,894
Vodafone Idea Ltd. *
217,815 18,794
Number
of Shares Value $
Voltas Ltd.
1,936 29,207
Wipro Ltd.
10,606 33,653
Wipro Ltd., ADR
10,500 34,335
Yes Bank Ltd. *
127,643 24,433
Zomato Ltd. *
64,300 163,205
Zydus Lifesciences Ltd.
2,161 21,649
(Cost $8,021,185)
11,837,069
Indonesia — 1.2%
Alamtri Resources Indonesia
Tbk PT
135,750 16,948
Amman Mineral Internasional
PT *
63,473 25,075
GoTo Gojek Tokopedia Tbk PT *
7,731,170 34,972
PT Astra International Tbk
183,382 50,104
PT Bank Central Asia Tbk
495,900 251,988
PT Bank Mandiri Persero Tbk
334,720 92,866
PT Bank Negara Indonesia
Persero Tbk
125,628 30,536
PT Bank Rakyat Indonesia
Persero Tbk
606,720 122,954
PT Barito Pacific Tbk
181,542 8,595
PT Chandra Asri Pacific Tbk
73,840 29,839
PT Charoen Pokphand Indonesia
Tbk
70,774 17,886
PT Indofood CBP Sukses
Makmur Tbk
22,492 14,176
PT Indofood Sukses Makmur Tbk
36,637 15,744
PT Kalbe Farma Tbk
205,547 13,389
PT Sumber Alfaria Trijaya Tbk
151,698 20,129
PT Telkom Indonesia Persero
Tbk
436,431 61,858
PT United Tractors Tbk
12,375 16,682
(Cost $955,303)
823,741
Ireland — 1.0%
PDD Holdings, Inc., ADR *
(Cost $595,760)
6,184 703,059
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $66,377)
4,065 0
Kuwait — 0.8%
Boubyan Bank KSCP
13,351 28,958
Gulf Bank KSCP
13,935 15,518
Kuwait Finance House KSCP
91,558 237,417
Mabanee Co KPSC
5,873 15,723
Mobile Telecommunications Co.
KSCP
17,606 27,985
National Bank of Kuwait SAKP
72,024 240,158
(Cost $383,071)
565,759
Luxembourg — 0.1%
Reinet Investments SCA
1,308 32,064
Zabka Group SA *
2,682 15,117
(Cost $40,451)
47,181

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Malaysia — 1.4%
AMMB Holdings Bhd
23,846 30,779
Axiata Group Bhd
25,099 11,755
Celcomdigi Bhd
33,260 27,502
CIMB Group Holdings Bhd
71,835 125,721
Gamuda Bhd
42,834 41,850
Genting Bhd
19,267 14,205
Hong Leong Bank Bhd
5,441 26,092
IHH Healthcare Bhd
19,935 33,281
IOI Corp. Bhd
23,994 20,916
Kuala Lumpur Kepong Bhd
4,839 22,360
Malayan Banking Bhd
47,518 114,150
Maxis Bhd
23,396 18,140
MISC Bhd
12,700 20,775
MR DIY Group M Bhd, 144A
21,900 6,773
Nestle Malaysia Bhd
483 9,139
Petronas Chemicals Group Bhd
24,024 20,027
Petronas Dagangan Bhd
3,204 13,785
Petronas Gas Bhd
7,590 29,765
PPB Group Bhd
4,462 10,739
Press Metal Aluminium Holdings
Bhd
33,550 37,967
Public Bank Bhd
126,810 128,728
QL Resources Bhd
16,650 18,096
RHB Bank Bhd
13,681 21,185
SD Guthrie Bhd
18,323 20,817
Sime Darby Bhd
24,923 12,231
Sunway Bhd
21,200 21,901
Telekom Malaysia Bhd
10,645 16,293
Tenaga Nasional Bhd
24,705 75,291
YTL Corp. Bhd
29,500 12,494
YTL Power International Bhd
22,000 15,628
(Cost $896,552)
978,385
Mexico — 1.8%
Alfa SAB de CV, Class A
33,005 28,245
America Movil SAB de CV,
Series B
163,956 116,542
Arca Continental SAB de CV
4,968 51,312
Cemex SAB de CV, Series CPO
125,165 76,911
Coca-Cola Femsa SAB de CV
4,694 41,795
Fibra Uno Administracion SA de
CV REIT
22,203 24,078
Fomento Economico Mexicano
SAB de CV
15,870 149,010
Gruma SAB de CV, Class B
1,817 31,374
Grupo Aeroportuario del Centro
Norte SAB de CV
2,327 22,370
Grupo Aeroportuario del Pacifico
SAB de CV, Class B *
3,400 64,090
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,537 41,546
Grupo Bimbo SAB de CV, Series
A
12,308 33,013
Number
of Shares Value $
Grupo Carso SAB de CV, Series
A1
5,105 29,573
Grupo Comercial Chedraui SA
de CV
3,090 17,689
Grupo Financiero Banorte SAB
de CV, Class O
22,838 160,935
Grupo Financiero Inbursa SAB
de CV, Class O *
17,268 39,973
Grupo Mexico SAB de CV, Series
B
27,742 130,423
Industrias Penoles SAB de CV *
1,807 27,645
Kimberly-Clark de Mexico SAB
de CV, Class A
12,783 19,118
Prologis Property Mexico SA de
CV REIT
9,756 30,857
Promotora y Operadora de
Infraestructura SAB de CV
1,541 15,348
Qualitas Controladora SAB de
CV
1,763 16,983
Wal-Mart de Mexico SAB de CV
45,649 120,774
(Cost $1,272,738)
1,289,604
Netherlands — 0.0%
Nebius Group N.V., Class A * (a)
4,277 0
NEPI Rockcastle NV *
5,462 39,265
(Cost $367,615)
39,265
Peru — 0.2%
Cia de Minas Buenaventura
SAA, ADR
1,495 19,061
Credicorp Ltd.
602 110,178
(Cost $119,216)
129,239
Philippines — 0.5%
Ayala Corp.
2,324 22,121
Ayala Land, Inc.
61,224 22,909
Bank of the Philippine Islands
17,846 38,251
BDO Unibank, Inc.
21,750 56,257
International Container Terminal
Services, Inc.
9,011 54,353
Jollibee Foods Corp.
3,123 13,851
Manila Electric Co.
2,360 19,941
Metropolitan Bank & Trust Co.
15,952 19,695
PLDT, Inc.
756 17,338
SM Investments Corp.
2,003 26,422
SM Prime Holdings, Inc.
93,091 35,796
(Cost $344,595)
326,934
Poland — 0.9%
Allegro.eu SA, 144A *
5,186 35,884
Bank Polska Kasa Opieki SA
1,586 66,653
CD Projekt SA
540 29,582
Dino Polska SA, 144A *
457 55,990
KGHM Polska Miedz SA
1,278 40,898
LPP SA
10 45,140
mBank SA *
127 23,239
ORLEN SA
5,024 77,872

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
PGE Polska Grupa Energetyczna
SA *
7,922 13,952
Powszechna Kasa Oszczednosci
Bank Polski SA
7,924 135,359
Powszechny Zaklad Ubezpieczen
SA
5,133 68,420
Santander Bank Polska SA
358 46,074
(Cost $574,370)
639,063
Qatar — 0.8%
Al Rayan Bank
49,921 31,809
Barwa Real Estate Co.
19,846 15,540
Commercial Bank PSQC
29,647 36,821
Dukhan Bank
17,349 17,521
Industries Qatar QSC
13,991 50,838
Mesaieed Petrochemical Holding
Co.
39,417 15,470
Ooredoo QPSC
7,304 24,955
Qatar Electricity & Water Co.
QSC
3,702 15,099
Qatar Fuel QSC
5,395 21,292
Qatar Gas Transport Co. Ltd.
22,227 27,471
Qatar International Islamic Bank
QSC
9,175 26,938
Qatar Islamic Bank QPSC
16,065 91,907
Qatar National Bank QPSC
41,528 189,334
(Cost $470,472)
564,995
Russia — 0.0%
Alrosa PJSC * (a)
34,709 0
Gazprom PJSC * (a)
164,723 0
GMK Norilskiy Nickel PAO * (a)
88,300 0
Inter RAO UES PJSC * (a)
490,959 0
LUKOIL PJSC * (a)
5,651 0
Magnit PJSC * (a)
933 0
Mobile TeleSystems PJSC, ADR
* (a)
6,594 0
Moscow Exchange MICEX-RTS
PJSC * (a)
20,735 0
Novatek PJSC * (a)
12,810 0
Novolipetsk Steel PJSC * (a)
21,183 0
Ozon Holdings PLC, ADR * (a)
700 0
PhosAgro PJSC * (a)
713 0
PhosAgro PJSC, GDR * (a)
13 0
Polyus PJSC * (a)
476 0
Rosneft Oil Co. PJSC * (a)
14,582 0
Sberbank of Russia PJSC * (a)
146,997 0
Severstal PAO * (a)
707 0
Severstal PAO, GDR * (a)
2,248 0
Surgutneftegas PAO * (a)
68,300 0
Surgutneftegas PAO, ADR * (a)
2,000 0
Tatneft PJSC * (a)
17,973 0
TKS Holding MKPAO JSC * (a)
58 0
United Co. RUSAL International
PJSC * (a)
39,327 0
Number
of Shares Value $
VK IPJSC, GDR * (a)
1,643 0
VK IPJSC * (a)
48 0
VTB Bank PJSC * (a)
9,756 0
X5 Retail Group NV, GDR * (a)
1,749 0
(Cost $2,514,228)
0
Saudi Arabia — 4.0%
ACWA Power Co.
1,277 126,532
Ades Holding Co.
3,069 14,075
Al Rajhi Bank
17,545 466,894
Al Rajhi Co. For Co.-Operative
Insurance *
355 15,808
Alinma Bank
10,782 87,112
Almarai Co. JSC
4,312 65,307
Arab National Bank
8,019 46,314
Arabian Internet &
Communications Services Co.
212 18,101
Bank AlBilad
5,578 56,371
Bank Al-Jazira *
3,904 18,467
Banque Saudi Fransi
10,032 45,689
Bupa Arabia for Cooperative
Insurance Co.
736 33,441
Co. for Cooperative Insurance
695 26,797
Dallah Healthcare Co.
315 12,112
Dar Al Arkan Real Estate
Development Co. *
5,173 24,663
Dr Sulaiman Al Habib Medical
Services Group Co.
790 59,108
Elm Co.
220 62,463
Etihad Etisalat Co.
3,482 57,564
Jarir Marketing Co.
5,755 19,427
Mouwasat Medical Services Co.
925 20,866
Nahdi Medical Co.
371 11,653
Riyad Bank
12,642 99,442
SABIC Agri-Nutrients Co.
2,051 59,283
Sahara International
Petrochemical Co.
3,209 18,294
SAL Saudi Logistics Services
227 14,805
Saudi Arabian Mining Co. *
12,001 146,081
Saudi Arabian Oil Co., 144A
52,496 379,341
Saudi Aramco Base Oil Co.
379 10,449
Saudi Awwal Bank
9,011 85,057
Saudi Basic Industries Corp.
7,991 132,107
Saudi Electricity Co.
7,586 33,659
Saudi Industrial Investment
Group
3,532 15,728
Saudi Investment Bank
5,435 20,898
Saudi Kayan Petrochemical Co. *
3,480 5,642
Saudi National Bank
25,449 237,505
Saudi Research & Media Group *
302 16,508
Saudi Tadawul Group Holding
Co.
441 24,812
Saudi Telecom Co.
17,802 214,794

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Yanbu National Petrochemical
Co.
2,602 24,249
(Cost $2,185,713)
2,827,418
Singapore — 0.5%
BOC Aviation Ltd., 144A
1,890 14,569
Trip.com Group Ltd. *
5,502 308,880
(Cost $211,103)
323,449
South Africa — 2.6%
Absa Group Ltd.
7,288 73,203
Anglo American Platinum Ltd.
787 23,675
Aspen Pharmacare Holdings Ltd.
3,555 31,028
Bid Corp. Ltd.
3,013 72,528
Bidvest Group Ltd.
3,209 42,118
Capitec Bank Holdings Ltd.
765 125,703
Clicks Group Ltd.
2,072 38,159
Discovery Ltd.
4,670 51,652
FirstRand Ltd.
45,799 173,086
Gold Fields Ltd.
7,915 137,999
Harmony Gold Mining Co. Ltd.
5,013 48,289
Impala Platinum Holdings Ltd. *
7,763 36,566
Kumba Iron Ore Ltd.
616 12,182
MTN Group Ltd.
15,536 98,165
Naspers Ltd., Class N
1,514 358,769
Nedbank Group Ltd.
3,979 59,506
Old Mutual Ltd.
44,900 30,381
OUTsurance Group Ltd.
8,175 31,188
Pepkor Holdings Ltd., 144A
20,878 28,778
Remgro Ltd.
4,009 31,633
Sanlam Ltd.
16,430 75,784
Sasol Ltd.
5,205 22,536
Shoprite Holdings Ltd.
4,592 67,496
Standard Bank Group Ltd.
11,569 134,778
Vodacom Group Ltd.
6,069 37,935
Woolworths Holdings Ltd.
7,960 24,778
(Cost $2,259,809)
1,867,915
South Korea — 8.6%
Alteogen, Inc. *
346 91,532
Amorepacific Corp. *
226 18,106
Celltrion, Inc.
1,392 175,082
CJ CheilJedang Corp.
72 11,664
Coway Co. Ltd.
515 28,515
DB Insurance Co. Ltd.
416 25,991
Doosan Bobcat, Inc.
506 16,257
Doosan Enerbility Co. Ltd. *
3,938 68,375
Ecopro BM Co. Ltd. *
454 36,931
Ecopro Co. Ltd.
906 38,522
Ecopro Materials Co. Ltd. *
222 13,172
Hana Financial Group, Inc.
2,526 102,739
Hanjin Kal Corp.
173 9,827
Hankook Tire & Technology Co.
Ltd. *
745 19,301
Number
of Shares Value $
Hanmi Semiconductor Co. Ltd.
395 25,246
Hanwha Aerospace Co. Ltd.
288 116,940
Hanwha Ocean Co. Ltd. *
854 43,374
HD Hyundai Co. Ltd.
414 20,631
HD Hyundai Electric Co. Ltd.
209 46,503
HD Hyundai Heavy Industries
Co. Ltd.
221 44,717
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
368 53,833
HLB, Inc. *
1,083 66,110
HMM Co. Ltd.
2,264 30,318
HYBE Co. Ltd. *
213 37,492
Hyundai Glovis Co. Ltd.
357 31,749
Hyundai Mobis Co. Ltd.
536 89,950
Hyundai Motor Co.
1,198 158,052
Hyundai Rotem Co. Ltd. *
688 36,777
Industrial Bank of Korea
2,571 27,399
Kakao Corp. *
2,592 76,454
KakaoBank Corp.
1,538 25,915
KB Financial Group, Inc.
3,446 184,443
Kia Corp.
2,163 137,803
Korea Aerospace Industries
Ltd. *
687 29,633
Korea Electric Power Corp.
2,297 33,523
Korea Investment Holdings Co.
Ltd.
290 15,780
Korea Zinc Co. Ltd.
36 18,284
Korean Air Lines Co. Ltd.
1,584 25,554
Krafton, Inc. *
254 59,641
KT&G Corp.
821 55,167
LG Chem Ltd. *
437 70,050
LG Corp. *
832 37,821
LG Display Co. Ltd. *
2,523 15,781
LG Electronics, Inc.
950 51,237
LG Energy Solution Ltd. *
408 98,172
LG H&H Co. Ltd. *
67 14,633
LG Innotek Co. Ltd. *
128 14,210
LG Uplus Corp.
1,105 7,992
LS Electric Co. Ltd.
128 20,999
Meritz Financial Group, Inc.
866 71,511
Mirae Asset Securities Co. Ltd.
2,335 13,950
NAVER Corp.
1,286 181,969
NCSoft Corp. *
131 15,232
NH Investment & Securities Co.
Ltd.
1,085 11,044
Orion Corp.
238 16,578
POSCO Future M Co. Ltd.
291 28,107
POSCO Holdings, Inc.
621 115,676
Posco International Corp.
431 15,291
Samsung Biologics Co. Ltd.,
144A *
159 121,296
Samsung C&T Corp.
795 66,028

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Samsung Electro-Mechanics
Co. Ltd.
489 45,126
Samsung Electronics Co. Ltd.
42,485 1,582,769
Samsung Fire & Marine
Insurance Co. Ltd.
265 69,289
Samsung Heavy Industries Co.
Ltd. *
5,810 55,403
Samsung Life Insurance Co. Ltd.
736 43,670
Samsung SDI Co. Ltd.
504 77,173
Samsung SDS Co. Ltd.
351 29,584
Shinhan Financial Group Co. Ltd.
3,848 120,603
SK Biopharmaceuticals Co.
Ltd. *
295 22,989
SK Hynix, Inc.
4,857 631,486
SK Innovation Co. Ltd. *
594 51,040
SK Square Co. Ltd. *
816 50,257
SK Telecom Co. Ltd.
470 17,992
SK, Inc.
304 29,882
SKC Co. Ltd. *
185 16,440
S-Oil Corp.
343 13,341
Woori Financial Group, Inc.
5,551 62,913
Yuhan Corp.
458 38,164
(Cost $3,968,219)
6,093,000
Taiwan — 18.9%
Accton Technology Corp.
4,599 94,328
Acer, Inc.
22,359 26,677
Advantech Co. Ltd.
4,406 54,517
Airtac International Group
1,270 37,544
Alchip Technologies Ltd.
721 72,182
ASE Technology Holding Co. Ltd.
29,598 154,248
Asia Cement Corp.
20,914 26,642
Asia Vital Components Co. Ltd.
3,048 49,883
Asustek Computer, Inc.
6,362 132,233
AUO Corp. *
64,118 29,800
Catcher Technology Co. Ltd.
5,187 32,644
Cathay Financial Holding Co.
Ltd.
84,210 175,542
Chailease Holding Co. Ltd.
13,024 50,012
Chang Hwa Commercial Bank
Ltd.
52,430 29,001
Cheng Shin Rubber Industry
Co. Ltd.
17,228 26,462
China Airlines Ltd.
27,002 19,585
China Steel Corp.
106,744 79,214
Chunghwa Telecom Co. Ltd.
33,608 131,103
Compal Electronics, Inc.
38,722 45,788
CTBC Financial Holding Co. Ltd.
148,115 183,945
Delta Electronics, Inc.
16,993 208,189
E Ink Holdings, Inc.
7,350 61,712
E.Sun Financial Holding Co. Ltd.
125,413 111,415
Eclat Textile Co. Ltd.
1,653 27,456
Elite Material Co. Ltd.
2,663 51,292
eMemory Technology, Inc.
563 50,531
Number
of Shares Value $
Eva Airways Corp.
26,137 34,252
Evergreen Marine Corp. Taiwan
Ltd.
9,189 60,490
Far Eastern New Century Corp.
26,684 26,186
Far EasTone
Telecommunications Co. Ltd.
16,210 44,412
Feng TAY Enterprise Co. Ltd.
4,388 18,455
First Financial Holding Co. Ltd.
96,679 81,468
Formosa Chemicals & Fibre
Corp.
33,057 29,921
Formosa Plastics Corp.
34,093 40,314
Fortune Electric Co. Ltd.
867 16,646
Fubon Financial Holding Co. Ltd.
74,357 209,163
Gigabyte Technology Co. Ltd.
4,748 37,405
Global Unichip Corp.
804 32,834
Globalwafers Co. Ltd.
2,704 31,150
Hon Hai Precision Industry Co.
Ltd.
111,579 591,687
Hotai Motor Co. Ltd.
2,662 50,299
Hua Nan Financial Holdings Co.
Ltd.
77,143 65,476
Innolux Corp. *
68,684 31,189
International Games System
Co. Ltd.
2,296 68,714
Inventec Corp.
24,483 34,696
Jentech Precision Industrial Co.
Ltd.
770 31,445
KGI Financial Holding Co. Ltd.
145,625 80,995
Largan Precision Co. Ltd.
941 77,431
Lite-On Technology Corp.
18,680 60,915
Lotes Co. Ltd.
769 38,787
MediaTek, Inc.
13,502 623,407
Mega Financial Holding Co. Ltd.
103,112 124,599
Micro-Star International Co. Ltd.
6,347 35,785
Nan Ya Plastics Corp.
43,164 44,397
Nien Made Enterprise Co. Ltd.
1,519 20,647
Novatek Microelectronics Corp.
5,253 87,250
Pegatron Corp.
18,428 53,353
PharmaEssentia Corp. *
2,366 45,860
Pou Chen Corp.
21,336 24,969
President Chain Store Corp.
5,294 42,352
Quanta Computer, Inc.
23,659 180,620
Realtek Semiconductor Corp.
4,530 75,931
Ruentex Development Co. Ltd.
9,601 12,436
Shanghai Commercial & Savings
Bank Ltd.
36,275 48,643
Shin Kong Financial Holding Co.
Ltd. *
127,550 48,396
SinoPac Financial Holdings Co.
Ltd.
99,003 68,642
Synnex Technology International
Corp.
11,557 24,831
Taishin Financial Holding Co.
Ltd.
97,407 51,654

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Taiwan Business Bank
59,875 28,557
Taiwan Cooperative Financial
Holding Co. Ltd.
94,794 70,924
Taiwan High Speed Rail Corp.
18,015 15,098
Taiwan Mobile Co. Ltd.
15,593 54,412
Taiwan Semiconductor
Manufacturing Co. Ltd.
219,319 6,951,368
TCC Group Holdings Co. Ltd.
62,385 66,734
Unimicron Technology Corp.
12,476 44,866
Uni-President Enterprises Corp.
42,993 106,786
United Microelectronics Corp.
103,081 137,284
Vanguard International
Semiconductor Corp.
8,994 27,410
Voltronic Power Technology
Corp.
563 28,225
Wan Hai Lines Ltd.
6,683 17,108
Wistron Corp.
24,936 85,115
Wiwynn Corp.
890 53,298
WPG Holdings Ltd.
13,606 29,441
Yageo Corp.
3,595 62,012
Yang Ming Marine Transport
Corp.
15,086 33,517
Yuanta Financial Holding Co.
Ltd.
94,434 105,478
Zhen Ding Technology Holding
Ltd.
6,188 22,159
(Cost $4,552,215)
13,309,839
Thailand — 1.2%
Advanced Info Service PCL,
NVDR
10,773 87,010
Airports of Thailand PCL, NVDR
36,900 46,702
Bangkok Dusit Medical Services
PCL, NVDR
96,300 68,197
Bangkok Expressway & Metro
PCL, NVDR
70,100 13,129
Bumrungrad Hospital PCL,
NVDR
5,500 31,465
Central Pattana PCL, NVDR
18,200 26,230
Central Retail Corp. PCL, NVDR
17,900 17,548
Charoen Pokphand Foods PCL,
NVDR
36,369 25,968
CP ALL PCL, NVDR
50,649 80,036
CP AXTRA PCL
17,916 15,073
Delta Electronics Thailand PCL,
NVDR
27,080 61,217
Gulf Energy Development PCL,
NVDR
26,850 38,500
Home Product Center PCL,
NVDR
62,100 15,356
Intouch Holdings PCL, NVDR
8,000 18,553
Kasikornbank PCL, NVDR
4,303 19,077
Krung Thai Bank PCL, NVDR
34,506 22,720
Krungthai Card PCL, NVDR
9,700 14,051
Minor International PCL, NVDR
28,947 24,565
Number
of Shares Value $
PTT Exploration & Production
PCL, NVDR
13,183 42,050
PTT Oil & Retail Business PCL,
NVDR
27,700 8,917
PTT PCL
500 461
PTT PCL, NVDR
84,580 77,965
SCB X PCL, NVDR
6,998 24,984
Siam Cement PCL
3,178 11,857
Siam Cement PCL
2,558 9,544
TMBThanachart Bank PCL,
NVDR
218,800 12,293
True Corp. PCL, NVDR *
96,672 32,533
(Cost $951,955)
846,001
Turkey — 0.6%
Akbank TAS
28,743 53,020
Aselsan Elektronik Sanayi Ve
Ticaret AS
10,622 27,207
BIM Birlesik Magazalar AS
3,922 54,393
Coca-Cola Icecek AS
7,432 10,847
Eregli Demir ve Celik Fabrikalari
TAS
34,650 21,198
Ford Otomotiv Sanayi AS
607 14,682
Haci Omer Sabanci Holding AS
9,811 26,030
KOC Holding AS
6,335 26,462
Pegasus Hava Tasimaciligi AS *
1,931 12,652
Sasa Polyester Sanayi AS *
76,563 7,408
Turk Hava Yollari AO *
4,762 40,233
Turkcell Iletisim Hizmetleri AS
10,644 29,378
Turkiye Is Bankasi AS, Class C
84,663 35,202
Turkiye Petrol Rafinerileri AS
9,384 33,179
Turkiye Sise ve Cam Fabrikalari
AS
13,655 13,271
Yapi ve Kredi Bankasi AS
27,288 21,989
(Cost $398,922)
427,151
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank
PJSC
25,293 78,784
Abu Dhabi Islamic Bank PJSC
13,113 60,696
Abu Dhabi National Oil Co. for
Distribution PJSC
28,556 27,135
ADNOC Drilling Co. PJSC
27,028 40,401
Aldar Properties PJSC
34,144 83,019
Americana Restaurants
International PLC - Foreign Co.
29,918 19,550
Dubai Islamic Bank PJSC
25,381 53,419
Emaar Development PJSC
9,171 32,212
Emaar Properties PJSC
59,216 218,468
Emirates NBD Bank PJSC
17,191 103,443
Emirates Telecommunications
Group Co. PJSC
31,000 140,788
First Abu Dhabi Bank PJSC
39,184 151,924
Multiply Group PJSC *
25,358 13,256
(Cost $643,327)
1,023,095

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
United Kingdom — 0.2%
Anglogold Ashanti PLC
(Cost $72,348)
4,584 128,952
United States — 0.3%
BeiGene Ltd. *
6,759 144,878
Legend Biotech Corp., ADR *
609 21,321
Southern Copper Corp.
773 68,743
(Cost $171,908)
234,942
TOTAL COMMON STOCKS
(Cost $49,850,915)
68,423,633
PREFERRED STOCKS — 1.6%
Brazil — 1.0%
Banco Bradesco SA
45,958 87,738
Centrais Eletricas Brasileiras SA,
Class B
2,365 16,859
Cia Energetica de Minas Gerais
14,786 27,951
Companhia Paranaense de
Energia, Class B
10,199 17,098
Gerdau SA
12,597 35,645
Itau Unibanco Holding SA
43,392 235,398
Itausa SA
51,401 76,739
Klabin SA
2 1
Petroleo Brasileiro SA
40,300 245,935
(Cost $640,341)
743,364
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $24,114)
1,315 50,332
Colombia — 0.1%
Bancolombia SA
(Cost $37,020)
3,969 40,991
Russia — 0.0%
Surgutneftegas PAO * (a)
Number
of Shares Value $
(Cost $55,823)
101,715 0
South Korea — 0.4%
Hyundai Motor Co.
202 20,643
Hyundai Motor Co. - 2nd
Preferred
333 35,283
Samsung Electronics Co. Ltd.
7,445 227,488
(Cost $158,118)
283,414
TOTAL PREFERRED STOCKS
(Cost $915,416)
1,118,101
RIGHTS — 0.0%
Brazil — 0.0%
Itausa SA* , expires 4/18/25
(Cost $0)
707 251
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
23,669 42
Srisawad Corp. PCL*
,
expires
8/29/25
432 3
(Cost $0)
45
TOTAL WARRANTS
(Cost $0)
45
CASH EQUIVALENTS — 1.6%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $1,133,112)
1,133,112 1,133,112
TOTAL INVESTMENTS
— 100.2%
(Cost $51,899,443)
70,675,142
Other assets and liabilities,
net — (0.2%)
(124,037)
NET ASSETS — 100.0%
70,551,105
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At February 28, 2025 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (b)(c)
13,930 — (13,930) (d) — — 621 — — —
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
1,063,663 12,418,941 (12,349,492) — — 41,599 — 1,133,112 1,133,112
1,077,593 12,418,941 (12,363,422) — — 42,220 — 1,133,112 1,133,112
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Information Technology
16,598,828 23 .9
Financials
16,481,026 23 .7
Consumer Discretionary
9,937,681 14 .3
Communication Services
6,980,498 10 .0
Industrials
4,333,553 6 .2
Materials
3,828,143 5 .5
Consumer Staples
3,193,538 4 .6
Energy
2,962,414 4 .3
Health Care
2,323,033 3 .3
Utilities
1,716,806 2 .5
Real Estate
1,186,510 1 .7
Total
69,542,030 100 .0

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
At February 28, 2025, open futures contracts purchased were as follows:
At February 28, 2025, the Fund had the following forward foreign currency contracts outstanding:
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 23 1,243,993 1,260,975 3/21/2025 16,982
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Morgan Stanley Capital
12/17/2021 EUR 343,900 USD 358,181 815 —
Citigroup Global Markets
3/4/2025 AED 181,000 USD 49,280 — (3)
Citigroup Global Markets
3/4/2025 AED 256,000 USD 69,702 — (2)
JP Morgan & Chase Co.
3/4/2025 AED 3,269,100 USD 890,048 — (61)
JP Morgan & Chase Co.
3/4/2025 CNH 21,302,800 USD 2,924,843 3,956 —
Royal Bank of Canada
3/4/2025 CZK 2,629,610 USD 108,732 — (9)
Royal Bank of Canada
3/4/2025 EUR 25,000 USD 26,021 82 —
Royal Bank of Canada
3/4/2025 EUR 318,900 USD 331,932 1,051 —
JP Morgan & Chase Co.
3/4/2025 HKD 117,287,800 USD 15,064,225 — (18,354)
JP Morgan & Chase Co.
3/4/2025 HKD 857,000 USD 110,068 — (137)
Royal Bank of Canada
3/4/2025 HUF 68,210,600 USD 173,942 — (1,620)
Royal Bank of Canada
3/4/2025 HUF 5,279,000 USD 13,438 — (150)
JP Morgan & Chase Co.
3/4/2025 KWD 11,000 USD 35,663 47 —
JP Morgan & Chase Co.
3/4/2025 KWD 157,000 USD 509,431 1,105 —
Bank of America
3/4/2025 MXN 25,213,800 USD 1,216,228 — (9,745)
Bank of America
3/4/2025 MXN 1,235,000 USD 59,571 — (479)
JP Morgan & Chase Co.
3/4/2025 PHP 8,231,000 USD 140,662 — (1,254)
Royal Bank of Canada
3/4/2025 PHP 13,373,600 USD 228,667 — (1,917)
Royal Bank of Canada
3/4/2025 PLN 238,000 USD 58,637 — (190)
Royal Bank of Canada
3/4/2025 PLN 2,417,600 USD 596,492 — (1,071)
JP Morgan & Chase Co.
3/4/2025 QAR 2,119,900 USD 581,807 — (433)
Citigroup Global Markets
3/4/2025 SAR 10,865,000 USD 2,894,555 — (2,274)
Citigroup Global Markets
3/4/2025 SAR 266,000 USD 70,918 — (3)
JP Morgan & Chase Co.
3/4/2025 THB 30,338,700 USD 903,845 15,783 —
Royal Bank of Canada
3/4/2025 THB 3,559,100 USD 106,039 1,858 —
Goldman Sachs & Co.
3/4/2025 TRY 736,000 USD 20,008 — (91)
Goldman Sachs & Co.
3/4/2025 TRY 16,185,900 USD 440,026 — (1,992)
JP Morgan & Chase Co.
3/4/2025 USD 890,108 AED 3,269,100 — —
JP Morgan & Chase Co.
3/4/2025 USD 2,784,184 CNH 20,303,800 — (272)
JP Morgan & Chase Co.
3/4/2025 USD 137,162 CNH 999,000 — (186)
Royal Bank of Canada
3/4/2025 USD 109,101 CZK 2,629,610 — (360)
Morgan Stanley Capital
3/4/2025 USD 357,656 EUR 343,900 — (836)
Bank of America
3/4/2025 USD 15,192,542 HKD 118,144,800 243 —
Royal Bank of Canada
3/4/2025 USD 191,148 HUF 73,489,600 — (1,998)
JP Morgan & Chase Co.
3/4/2025 USD 544,041 KWD 168,000 — (100)
Bank of America
3/4/2025 USD 1,288,331 MXN 26,448,800 — (2,309)
JP Morgan & Chase Co.
3/4/2025 USD 119,420 PHP 6,924,000 — (39)
JP Morgan & Chase Co.
3/4/2025 USD 22,364 PHP 1,307,000 171 —
Royal Bank of Canada
3/4/2025 USD 230,668 PHP 13,373,600 — (84)
Royal Bank of Canada
3/4/2025 USD 664,989 PLN 2,655,600 — (8,600)
JP Morgan & Chase Co.
3/4/2025 USD 582,230 QAR 2,119,900 9 —

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
3/4/2025 USD 2,968,029 SAR 11,131,000 — (279)
JP Morgan & Chase Co.
3/4/2025 USD 29,449 THB 987,000 — (558)
JP Morgan & Chase Co.
3/4/2025 USD 857,134 THB 29,351,700 2,037 —
Royal Bank of Canada
3/4/2025 USD 103,997 THB 3,559,100 183 —
Goldman Sachs & Co.
3/4/2025 USD 462,897 TRY 16,921,900 — (780)
Citigroup Global Markets
3/4/2025 USD 72,527 ZAR 1,347,000 — (557)
Goldman Sachs & Co.
3/4/2025 USD 2,074,955 ZAR 38,537,100 — (15,946)
Citigroup Global Markets
3/4/2025 ZAR 1,347,000 USD 71,966 — (3)
Goldman Sachs & Co.
3/4/2025 ZAR 38,537,100 USD 2,059,123 114 —
Goldman Sachs & Co.
3/5/2025 CLP 119,236,000 USD 121,412 — (2,793)
Goldman Sachs & Co.
3/5/2025 CLP 26,095,000 USD 26,571 — (611)
Royal Bank of Canada
3/5/2025 CLP 160,863,300 USD 163,775 — (3,792)
Goldman Sachs & Co.
3/5/2025 COP 327,722,400 USD 77,915 — (927)
Citigroup Global Markets
3/5/2025 EGP 2,764,000 USD 54,250 — (196)
JP Morgan & Chase Co.
3/5/2025 IDR 8,195,585,000 USD 501,934 7,716 —
Royal Bank of Canada
3/5/2025 IDR 8,334,765,100 USD 510,610 7,999 —
JP Morgan & Chase Co.
3/5/2025 INR 560,658,800 USD 6,457,343 52,463 —
Royal Bank of Canada
3/5/2025 INR 597,259,300 USD 6,877,445 54,446 —
Royal Bank of Canada
3/5/2025 MYR 4,794,200 USD 1,078,846 4,332 —
JP Morgan & Chase Co.
3/5/2025 TWD 8,669,000 USD 263,961 — (358)
JP Morgan & Chase Co.
3/5/2025 TWD 299,150,300 USD 9,080,294 — (40,846)
Royal Bank of Canada
3/5/2025 TWD 155,108,600 USD 4,711,510 — (17,776)
Goldman Sachs & Co.
3/5/2025 USD 152,035 CLP 145,331,000 — (647)
Royal Bank of Canada
3/5/2025 USD 168,132 CLP 160,863,300 — (564)
Goldman Sachs & Co.
3/5/2025 USD 79,333 COP 327,722,400 — (491)
Citigroup Global Markets
3/5/2025 USD 54,576 EGP 2,764,000 — (129)
JP Morgan & Chase Co.
3/5/2025 USD 19,270 IDR 314,292,000 — (317)
JP Morgan & Chase Co.
3/5/2025 USD 474,662 IDR 7,881,293,000 603 —
Royal Bank of Canada
3/5/2025 USD 501,936 IDR 8,334,765,100 675 —
JP Morgan & Chase Co.
3/5/2025 USD 510,441 INR 44,294,000 — (4,433)
JP Morgan & Chase Co.
3/5/2025 USD 5,897,874 INR 516,364,800 998 —
Royal Bank of Canada
3/5/2025 USD 6,821,735 INR 597,259,300 1,264 —
Royal Bank of Canada
3/5/2025 USD 1,022,446 MYR 4,550,200 — (2,619)
Royal Bank of Canada
3/5/2025 USD 55,025 MYR 244,000 — (338)
JP Morgan & Chase Co.
3/5/2025 USD 9,356,779 TWD 307,819,300 28,681 —
Royal Bank of Canada
3/5/2025 USD 4,716,217 TWD 155,108,600 13,069 —
JP Morgan & Chase Co.
3/6/2025 KRW 3,774,034,700 USD 2,600,863 20,148 —
JP Morgan & Chase Co.
3/6/2025 KRW 532,836,000 USD 367,167 2,809 —
Royal Bank of Canada
3/6/2025 KRW 5,495,480,600 USD 3,786,842 28,988 —
JP Morgan & Chase Co.
3/6/2025 USD 2,944,506 KRW 4,306,870,700 566 —
Royal Bank of Canada
3/6/2025 USD 3,756,478 KRW 5,495,480,600 1,375 —
JP Morgan & Chase Co.
3/7/2025 BRL 6,789,700 USD 1,155,792 4,537 —
JP Morgan & Chase Co.
3/7/2025 BRL 443,000 USD 75,333 219 —
Royal Bank of Canada
3/7/2025 BRL 9,115,800 USD 1,553,648 7,981 —
JP Morgan & Chase Co.
3/7/2025 USD 1,231,710 BRL 7,232,700 — (5,340)
Royal Bank of Canada
3/7/2025 USD 1,553,277 BRL 9,115,800 — (7,611)
JP Morgan & Chase Co.
4/2/2025 CNH 762,000 USD 104,661 — (17)
JP Morgan & Chase Co.
4/2/2025 CNH 20,303,800 USD 2,788,849 — (322)
Royal Bank of Canada
4/2/2025 CZK 2,629,610 USD 109,159 355 —
Bank of America
4/2/2025 HKD 22,525,000 USD 2,898,110 — (253)
Bank of America
4/2/2025 HKD 118,144,800 USD 15,201,045 — (1,023)

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Royal Bank of Canada
4/2/2025 HUF 73,489,600 USD 190,851 1,999 —
Bank of America
4/2/2025 MXN 785,000 USD 38,075 71 —
Bank of America
4/2/2025 MXN 26,448,800 USD 1,282,882 2,428 —
JP Morgan & Chase Co.
4/2/2025 PHP 6,924,000 USD 119,293 6 —
Royal Bank of Canada
4/2/2025 PHP 13,373,600 USD 230,459 58 —
Royal Bank of Canada
4/2/2025 PLN 2,655,600 USD 664,254 8,596 —
Royal Bank of Canada
4/2/2025 PLN 57,000 USD 14,253 180 —
Citigroup Global Markets
4/2/2025 SAR 11,131,000 USD 2,965,893 98 —
JP Morgan & Chase Co.
4/2/2025 THB 29,351,700 USD 856,384 — (4,553)
Royal Bank of Canada
4/2/2025 THB 3,559,100 USD 103,998 — (397)
Goldman Sachs & Co.
4/2/2025 TRY 16,921,900 USD 450,980 1,094 —
Citigroup Global Markets
4/2/2025 USD 54,899 SAR 206,000 — (11)
JP Morgan & Chase Co.
4/2/2025 USD 79,231 THB 2,712,000 317 —
Goldman Sachs & Co.
4/2/2025 USD 20,473 TRY 768,000 — (55)
Citigroup Global Markets
4/2/2025 ZAR 467,000 USD 25,083 193 —
Citigroup Global Markets
4/2/2025 ZAR 1,347,000 USD 72,351 559 —
Goldman Sachs & Co.
4/2/2025 ZAR 38,537,100 USD 2,069,995 16,044 —
Citigroup Global Markets
4/3/2025 AED 182,000 USD 49,558 — (3)
Citigroup Global Markets
4/3/2025 AED 437,000 USD 118,996 — (3)
JP Morgan & Chase Co.
4/3/2025 AED 3,269,100 USD 890,181 — (26)
JP Morgan & Chase Co.
4/3/2025 BRL 7,232,700 USD 1,224,756 5,943 —
Royal Bank of Canada
4/3/2025 BRL 9,115,800 USD 1,544,640 8,498 —
Goldman Sachs & Co.
4/3/2025 CLP 145,331,000 USD 151,968 656 —
Royal Bank of Canada
4/3/2025 CLP 160,863,300 USD 168,058 574 —
Goldman Sachs & Co.
4/3/2025 COP 327,722,400 USD 79,028 496 —
JP Morgan & Chase Co.
4/3/2025 KRW 4,306,870,700 USD 2,948,538 — (1,173)
JP Morgan & Chase Co.
4/3/2025 KRW 298,137,000 USD 204,506 317 —
Royal Bank of Canada
4/3/2025 KRW 5,495,480,600 USD 3,760,849 — (2,924)
JP Morgan & Chase Co.
4/3/2025 KWD 9,000 USD 29,136 — (33)
JP Morgan & Chase Co.
4/3/2025 KWD 168,000 USD 544,482 — (2)
JP Morgan & Chase Co.
4/3/2025 USD 79,943 BRL 472,000 — (405)
JP Morgan & Chase Co.
4/4/2025 INR 516,364,800 USD 5,881,081 — (4,540)
Royal Bank of Canada
4/4/2025 INR 597,259,300 USD 6,801,831 — (5,841)
Royal Bank of Canada
4/4/2025 MYR 89,000 USD 19,936 — (32)
Royal Bank of Canada
4/4/2025 MYR 4,550,200 USD 1,022,462 1,594 —
JP Morgan & Chase Co.
4/4/2025 USD 491,718 INR 43,102,000 — (433)
Citigroup Global Markets
4/7/2025 EGP 2,764,000 USD 53,714 121 —
JP Morgan & Chase Co.
4/7/2025 QAR 2,119,900 USD 582,150 — (147)
JP Morgan & Chase Co.
4/7/2025 TWD 307,819,300 USD 9,357,347 — (55,377)
Royal Bank of Canada
4/7/2025 TWD 155,108,600 USD 4,716,934 — (26,090)
JP Morgan & Chase Co.
4/7/2025 USD 586,324 TWD 19,276,000 3,111 —
JP Morgan & Chase Co.
4/10/2025 IDR 7,881,293,000 USD 473,835 — (848)
Royal Bank of Canada
4/10/2025 IDR 8,334,765,100 USD 501,001 — (994)
JP Morgan & Chase Co.
4/10/2025 USD 97,802 IDR 1,620,096,000 — (226)
Total unrealized appreciation (depreciation)
319,631 (268,208)

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
AED Arab Emirates Dirham
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 68,390,825 $ — $ 32,808 $ 68,423,633
Preferred Stocks (a)
1,118,101 — 0 1,118,101
Rights
— 251 — 251
Warrants
45 — — 45
Short-Term Investments (a)
1,133,112 — — 1,133,112
Derivatives (b)
Forward Foreign Currency Contracts
— 319,631 — 319,631
Futures Contracts
16,982 — — 16,982
TOTAL
$ 70,659,065 $ 319,882 $ 32,808 $ 71,011,755
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (268,208) $ — $ (268,208)
TOTAL
$ — $ (268,208) $ — $ (268,208)
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
During the period ended February 28, 2025, the amount of transfers from Level 3 to Level 1 was $10,798. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $26,804. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEM-PH3
R-089711-2 (5/25) DBX006037 (5/25)
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.